Investment Objectives and Goals	Feb. 11, 2025
Unlimited HFEQ Equity Long/Short Return Tracker ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED HFEQ EQUITY LONG/SHORT ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited HFEQ Equity Long/Short ETF (the “Fund”) seeks capital appreciation.
Unlimited HFGM Global Macro Return Tracker ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED HFGM GLOBAL MACRO ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited HFGM Global Macro ETF (the “Fund”) seeks capital appreciation.
Unlimited HFEV Event Driven Return Tracker ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED HFEV EVENT DRIVEN ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited HFEV Event Driven ETF (the “Fund”) seeks capital appreciation.
Unlimited HFFI Fixed Income Return Tracker ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED HFFI FIXED INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited HFFI Fixed Income ETF (the “Fund”) seeks capital appreciation.
Unlimited HFEM Emerging Markets Return Tracker ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED HFEM EMERGING MARKETS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited HFEM Emerging Markets ETF (the “Fund”) seeks capital appreciation.
Unlimited HFMF Managed Futures Return Tracker ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED HFMF MANAGED FUTURES ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited HFMF Managed Futures ETF (the “Fund”) seeks capital appreciation.
Unlimited Ultra HFND Multi-Strategy Return Tracker ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED ULTRA HFND MULTI-STRATEGY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited Ultra HFND Multi-Strategy ETF (the “Fund”) seeks capital appreciation.
Unlimited Low-Beta HFND Multi-Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED LOW-BETA HFND MULTI-STRATEGY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited Low-Beta HFND Multi-Strategy ETF (the “Fund”) seeks capital appreciation.